RESTRUCTURING AND SEVERANCE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
The following table summarizes the restructuring accrual activity as of March 31, 2026:

(in thousands)	MARCH 31, 2026
Beginning accrued severance as of January 1, 2026	$523
Severance incurred during the period	2,302
Severance paid and adjustments made during the period	(1,449)

Ending accrued severance as of March 31, 2026	$1,376

The following table summarizes the restructuring accrued expense activity as of December 31, 2025:

(in thousands)	DECEMBER 31, 2025
Beginning accrued severance	$203
Severance incurred during the period	1,706
Severance paid and adjustments made during the period	(1,386)

Ending accrued severance	$523